Consolidated balance sheet - USD ($) $ in Millions		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Assets
Cash and balances at central banks	[1]	$ 285,868		$ 327,002	[2]	$ 403,018
Items in the course of collection from other banks	[1]	6,342		7,297	[2]	4,136
Hong Kong Government certificates of indebtedness	[1]	42,024		43,787		42,578
Trading assets	[1]	289,159		218,093		248,842
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	[1]	110,643		100,101		110,795
Derivatives	[1]	229,714		284,159		196,882
Loans and advances to banks	[1]	112,902		104,475		82,567
Loans and advances to customers	[1]	938,535		923,561		1,044,534
Reverse repurchase agreements – non-trading	[1]	252,217		253,754		241,648
Financial investments	[1]	442,763		364,726		392,005
Assets held for sale	[1]	114,134		115,919		3,411
Prepayments, accrued income and other assets	[1]	165,255		156,149		136,196
Current tax assets	[1]	1,536		1,230		970
Interests in associates and joint ventures	[1]	27,344		29,254		29,609
Goodwill and intangible assets	[1]	12,487		11,419		11,169
Deferred tax assets	[1]	7,754		8,360		5,432
Total assets	[1]	3,038,677		2,949,286		2,953,792
Liabilities
Hong Kong currency notes in circulation	[1]	42,024		43,787		42,578
Deposits by banks	[1]	73,163		66,722		101,152
Customer accounts	[1]	1,611,647		1,570,303		1,710,574
Repurchase agreements – non-trading	[1]	172,100		127,747		126,670
Items in the course of transmission to other banks	[1]	7,295		7,864	[2]	5,214
Trading liabilities	[1]	73,150		72,353		84,904
Financial liabilities designated at fair value	[1]	141,426		127,321		145,503
Derivatives	[1]	234,772		285,762		191,064
Debt securities in issue	[1]	93,917		78,149		78,557
Liabilities of disposal groups held for sale	[1]	108,406		114,597		9,005
Accruals, deferred income and other liabilities	[1]	136,606		134,313		115,900
Current tax liabilities	[1]	2,777		1,135		699
Insurance contract liabilities	[1]	120,851		108,816		119,307
Provisions	[1]	1,741		1,958		2,566
Deferred tax liabilities	[1]	1,238		972		3,294
Subordinated liabilities	[1]	24,954		22,290		20,487
Total liabilities	[1]	2,846,067		2,764,089		2,757,474
Equity
Called up share capital	[1]	9,631		10,147		10,316
Share premium account	[1]	14,738		14,664		14,602
Other equity instruments	[1]	17,719		19,746		22,414
Other reserves	[1]	(8,907)		(9,133)		6,447
Retained earnings	[1]	152,148		142,409		135,236
Total shareholders’ equity	[1]	185,329		177,833		189,015
Non-controlling interests	[1]	7,281		7,364		7,303
Total equity		192,610	[1]	185,197	[1]	196,318	[1]	$ 204,995
Total liabilities and equity	[1]	$ 3,038,677		$ 2,949,286		$ 2,953,792

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.

[2]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.